SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

                                     Post-Effective Amendment No.                            139

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

                                       Amendment No.                                                     140

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐            60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐            75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐            On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐            On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒            Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐            On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Tactical Income. The prospectuses and statement of additional information for the other series of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act; and Transamerica Funds has duly caused this Post-Effective Amendment No. 139 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 14th day of November 2011.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 139 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	November 14, 2011
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	November 14, 2011
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	November 14, 2011
Leo J. Hill*

/s/ David W. Jennings	Trustee	November 14, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	November 14, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	November 14, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	November 14, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	November 14, 2011
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	November 14, 2011
Patricia Sawyer*

/s/ John W. Waechter	Trustee	November 14, 2011
John W. Waechter*

/s/ Robert a. DeVault, Jr.	Vice President, Treasurer and	November 14, 2011
Robert A. DeVault, Jr.	Principal Financial Officer

/s/ Dennis P. Gallagher		November 14, 2011
* By: Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 139 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibits	Description of Exhibits

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE